INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jul. 30, 2025	Nov. 30, 2025	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jun. 30, 2019	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2020	Dec. 31, 2025 USD ($)	Jul. 31, 2025	May 05, 2024 USD ($)	Mar. 31, 2024	Dec. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Nov. 30, 2020 USD ($)	May 31, 2020	Apr. 30, 2019 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2014	Feb. 28, 2013
INVESTMENTS
Total							¥ 171,558	¥ 297,223		$ 24,532
Maxline Holdings Limited Maxline
INVESTMENTS
Equity method investment ownership ( as a percentage)							29.00%			29.00%
Nanyang Biologics Pte Ltd
INVESTMENTS
Percentage of equity interest							14.54%
Beijing Weiming Naonao Technology Co. Ltd
INVESTMENTS
Equity method investment ownership ( as a percentage)											30.00%		21.6969%									30.00%
Investments accounted for under cost method								¥ 58,474
Percentage of equity interest	8.30%						8.30%
Zte9 Network Technology Co. Ltd. Wuxi
INVESTMENTS
Equity method investment ownership ( as a percentage)																									30.15%	51.50%
Percentage of equity interest							5.00%		5.00%
Cost method investments | $																								$ 0
Shanghai Ronglei Culture Communication Co., Ltd.
INVESTMENTS
Percentage of equity interest							12.92%	12.92%
Cost method investments								¥ 5,000
Shanghai The9 Education Technology Co Ltd
INVESTMENTS
Percentage of equity interest							19.20%
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS
Investments accounted for under cost method																		¥ 19,500
Percentage of equity interest							1.19%
Cost method investments							¥ 19,520	19,520		$ 2,791
Redblock Inc. ("Redblock")
INVESTMENTS
Investments accounted for under cost method																			¥ 1,900
Percentage of equity interest							1.00%
Cost method investments							¥ 1,943	¥ 1,943		278
Gameway Pte.Ltd.
INVESTMENTS
Equity method investments														¥ 600
Percentage of equity interest							1.25%	1.25%
Cost method investments								¥ 635
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS
Percentage of equity interest						9.90%	9.90%
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS
Investments accounted for under cost method					¥ 2,000
Percentage of equity interest					4.00%		4.00%
Skychain Technologies Inc. ("Skychain")
INVESTMENTS
Percentage of equity interest							15.11%
Shanghai Institute Of Visual Art Of Fudan University
INVESTMENTS
Percentage of equity interest							1.28%
Kuaijin
INVESTMENTS
Equity method investments				¥ 67,400								$ 9,600
Percentage of equity interest				15.00%			15.00%
Cost method investments							¥ 67,360	67,360		9,632
Shenma Limited ("Shenma")
INVESTMENTS
Equity method investments				¥ 82,600
Percentage of equity interest				19.00%			19.00%
Cost method investments							¥ 82,573	82,573		11,808
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS
Investments accounted for under cost method | $																					$ 5,000		$ 5,000
Cost method investments								1
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang")
INVESTMENTS
Percentage of equity interest		3.33%	19.00%				3.33%
Cost method investments			¥ 60,700					60,698
Nano Labs, Ltd.
INVESTMENTS
Investments accounted for under cost method															¥ 20,200	$ 3,000
Investments in equity investees							¥ 162	469		$ 23
SMI Vantage("SMI")
INVESTMENTS
Equity method investments																	¥ 2,100
Investments in equity investees								¥ 550
Equity investment percentage of ownership interest disposed							7.40%
BeijingNaonao
INVESTMENTS
Equity method investments				¥ 58,400
Equity method investment ownership ( as a percentage)				21.70%
Investments accounted for under cost method																				¥ 3,000
Percentage of equity interest							9.09%